CONSOLIDATED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Medical Technology License [Member]	Patents [Member]	Preferred Stock [Member]	Preferred Stock [Member] Medical Technology License [Member]	Preferred Stock [Member] Patents [Member]	Common Stock [Member]	Common Stock [Member] Medical Technology License [Member]	Common Stock [Member] Patents [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Medical Technology License [Member]	Additional Paid-in Capital [Member] Patents [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Medical Technology License [Member]	Accumulated Deficit [Member] Patents [Member]
Balance at Dec. 29, 2015	$ 0			$ 0			$ 0			$ 0			$ 0
Balance (In Shares) at Dec. 29, 2015				0			0
Common, stock issued for subscription	50,000			$ 0			$ 32,010			17,990			0
Common, stock issued for subscription (In Shares)				0			32,010,000
Net loss	(500)			$ 0			$ 0			0			(500)
Balance at Dec. 31, 2015	49,500			$ 0			$ 32,010			17,990			(500)
Balance (In Shares) at Dec. 31, 2015				0			32,010,000
Common stock issued for cash	100,000			$ 0			$ 1,000			99,000			0
Common stock issued for cash (In Shares)				0			1,000,000
Common stock issued for cash from related party	30,000			$ 0			$ 300			29,700			0
Common stock issued for cash from related party (In Shares)				0			300,000
Common stock issued		$ 1,000	$ 100,000		$ 0	$ 0		$ 323	$ 64,667		$ 677	$ 35,333		$ 0	$ 0
Common stock issued (In Shares)					0	0		323,333	64,996,667
Acquisition of Creative Medical Technology Holdings, Inc. as part of recapitalization	(44,784)			$ 0			$ 18,114			(62,898)			0
Acquisition of Creative Medical Technology Holdings, Inc. as part of recapitalization (In Shares)				0			18,113,750
Cancellation of Shares Outstanding	0			$ 0			$ (15,100)			15,100			0
Cancellation of Shares Outstanding (In Shares)				0			(15,100,000)
Stock-based compensation	735			$ 0			$ 0			735			0
Net loss	(571,606)			0			0			0			(571,606)
Balance at Sep. 30, 2016	$ (335,155)			$ 0			$ 100,314			$ 135,637			$ (572,106)
Balance (In Shares) at Sep. 30, 2016				0			100,313,750